Business Combinations - Textual (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2015 USD ($) bed	Nov. 30, 2014 USD ($) bed	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) facilities state	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) facilities state	Nov. 30, 2016 location	Oct. 31, 2016 location	Sep. 30, 2016 location	Aug. 31, 2016 bed	Jul. 31, 2016 location	May 31, 2016 location	Feb. 29, 2016 bed	Nov. 30, 2015 facilities	Oct. 31, 2015 USD ($) lease bed hospital	May 31, 2015 bed	Mar. 31, 2014
Business Acquisition [Line Items]
Increase in goodwill				$ 51,400,000	$ 806,100,000	$ 593,100,000
Number of states in which acquired entity operates | state				35
Redeemable noncontrolling interests				$ 138,300,000	121,100,000
Gain on consolidation of acquired entoty				0	0	27,200,000
Fairlawn Rehabilitation Hospital [Member]
Business Acquisition [Line Items]
Gain on consolidation of acquired entoty						$ 27,200,000
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Proforma tax rate (percent)						40.00%
Inpatient Rehabilitation Segment [Member]
Business Acquisition [Line Items]
Increase in goodwill				$ 8,900,000	$ 641,600,000	$ 600,000
Number of Joint Venture hospitals accounted for using equity method of accounting | facilities				1
Number of states in which acquired entity operates | state				30
Inpatient Rehabilitation Segment [Member] | CHI St. Vincent Hot Springs [Member]
Business Acquisition [Line Items]
Interest acquired in business acquisition (percent)													50.00%
Number of beds acquired | bed													20
Inpatient Rehabilitation Segment [Member] | St. Joseph Regional Health Center (Bryan) [Member]
Business Acquisition [Line Items]
Interest acquired in business acquisition (percent)										50.00%
Number of beds acquired | bed										19
Inpatient Rehabilitation Segment [Member] | The Bernsen Rehabilitation Center at St. John (Broken Arrow) [Member]
Business Acquisition [Line Items]
Interest acquired in business acquisition (percent)										51.00%
Number of beds acquired | bed										24
Inpatient Rehabilitation Segment [Member] | Reliant [Member]
Business Acquisition [Line Items]
Number of beds acquired | bed															902
Number of leases treated as capital leases | lease															7
Number of locations | hospital															11
Capital lease obligation															$ 210,000,000
Remaining minority limited partner interest (percent)															0.50%
Goodwill expected to be tax-deductible (percent)															86.00%
Proforma tax rate (percent)					40.00%
Inpatient Rehabilitation Segment [Member] | Quillen Rehabilitation Hospital [Member]
Business Acquisition [Line Items]
Interest acquired in business acquisition (percent)		50.10%
Number of beds acquired | bed		26
Goodwill expected to be tax-deductible		$ 0
Increase in goodwill		$ 600,000
Inpatient Rehabilitation Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Interest acquired in business acquisition (percent)	83.00%
Number of beds acquired | bed	50
Goodwill expected to be tax-deductible	$ 0			$ 0
Increase in goodwill	$ 700,000
Home Health and Hospice Segment [Member]
Business Acquisition [Line Items]
Increase in goodwill				$ 42,500,000	$ 164,500,000	$ 592,500,000
Number of states in which acquired entity operates | state				25
Home Health and Hospice Segment [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Goodwill expected to be tax-deductible (percent)														6.50%
Home Health and Hospice Segment [Member] | Encompass [Member]
Business Acquisition [Line Items]
Number of locations | facilities						135
Goodwill expected to be tax-deductible (percent)						23.00%
Number of states in which acquired entity operates | state						12
Redeemable noncontrolling interests						$ 64,500,000
Subsidiary's common stock held by subsidiary 's management (percent)						16.70%
Home Health and Hospice Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill expected to be tax-deductible					$ 20,300,000
Noncompete Agreements [Member] | Home Health and Hospice Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Goodwill expected to be tax-deductible				$ 41,400,000
Hospice [Member] | Home Health and Hospice Segment [Member] | Home Health Agency of Georgia, LLC (“Camellia”) [Member]
Business Acquisition [Line Items]
Number of locations | location												2
Hospice [Member] | Home Health and Hospice Segment [Member] | Sotto International, Inc. (“Serenity”) [Member]
Business Acquisition [Line Items]
Number of locations | location									3
Hospice [Member] | Home Health and Hospice Segment [Member] | Honor Hospice, LLC (“Honor”) [Member]
Business Acquisition [Line Items]
Number of locations | location							1
Hospice [Member] | Home Health and Hospice Segment [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Number of locations | facilities														3
Home health [Member] | Home Health and Hospice Segment [Member] | Summit Home Health Care, Inc. (“Summit”) [Member]
Business Acquisition [Line Items]
Number of locations | location								2
Home health [Member] | Home Health and Hospice Segment [Member] | Advantage Health Inc. (“Advantage”) [Member]
Business Acquisition [Line Items]
Number of locations | location											1
Home health [Member] | Home Health and Hospice Segment [Member] | LightHouse Health Care, Inc. (“LightHouse”) [Member]
Business Acquisition [Line Items]
Number of locations | location								1
Home health [Member] | Home Health and Hospice Segment [Member] | Gulf City Home Care, Inc. (“Gulf City”) [Member]
Business Acquisition [Line Items]
Number of locations | location							1
Home health [Member] | Home Health and Hospice Segment [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Number of locations | facilities														44
Inpatient [Member] | Inpatient Rehabilitation Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Number of beds acquired | bed																158
Skilled Nursing [Member] | Inpatient Rehabilitation Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Number of beds acquired | bed																74
Corporate Joint Venture [Member] | Inpatient Rehabilitation Segment [Member] | Fairlawn Rehabilitation Hospital [Member]
Business Acquisition [Line Items]
Interest acquired in business acquisition (percent)			30.00%
Increase in goodwill			$ 34,000,000
Ownership interest prior to acquisition (percent)																	50.00%
Ownership interest after acquisition (percent)			80.00%
Gain on consolidation of acquired entoty			$ 27,000,000
Corporate Joint Venture [Member] | Home health [Member] | Home Health and Hospice Segment [Member]
Business Acquisition [Line Items]
Number of Joint Venture hospitals accounted for using equity method of accounting | facilities														2